RELATED PARTY TRANSACTIONS (Summary of Related Parties Transaction by Related Party) (Details) - Related Party	12 Months Ended
Dec. 31, 2022
Vincent Tianquan Mo
RELATED PARTY TRANSACTIONS
Relationship with the Company	Executive chairman of the board of directors and controlling shareholder of the Company
Che Tian Xia Company Ltd
RELATED PARTY TRANSACTIONS
Relationship with the Company	A company under the control of Vincent Tianquan Mo and the Company can exercise significant influence
CIH
RELATED PARTY TRANSACTIONS
Relationship with the Company	A company under the control of Vincent Tianquan Mo
Next Decade Technology
RELATED PARTY TRANSACTIONS
Relationship with the Company	Equity method investment